GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2021
GENERAL AND ADMINISTRATIVE EXPENSES
GENERAL AND ADMINISTRATIVE EXPENSES

NOTE 23 — GENERAL AND ADMINISTRATIVE EXPENSES

General and administrative expenses for the years ended December 31, 2021 and 2020 include the following:

	For the Years Ended December 31,
	2021	2020
Consulting and professional services	$660,117	$424,891
Marketing	73,277	72,942
Rent expense	250,994	144,423
Repairs and maintenance	11,144	103,152
Salaries, wages, bonuses and other benefits	4,197,397	3,031,485
Travel	13,356	13,356
Utilities	142,019	112,027
Other	1,151,991	1,314,430
Development charges	456,180	378,010
Stock-based compensation	293,837	394,717
Provision for doubtful debts	(39,108)	161,788
Total general and administrative expenses	$7,211,204	$6,151,221